Dissolution of Subsidiaries	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Dissolution of Subsidiaries
5.	DISSOLUTION OF SUBSIDIARIES

	2016	2017	2017
	Rmb	Rmb	US$
Net assets disposed of:
Other long term assets	—	6	1
Income taxes payable	—	(6,466)	(994)

Gain on dissolution of subsidiaries	—	(6,460)	(993)

During 2017, Orion (B.V.I.) Tire Corporation, a 60% owned subsidiary incorporated in BVI and Whole Good Limited, a 100% owned subsidiary incorporated in BVI, were dissolved and a gain was recorded on dissolution